SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)																			1 Months Ended														9 Months Ended	12 Months Ended
	Sep. 07, 2017	Jul. 14, 2017	Jul. 07, 2017	Jun. 08, 2017	Jun. 05, 2017	May 09, 2017	Apr. 12, 2017	Mar. 06, 2017	Jan. 10, 2017	Jan. 09, 2017	Jan. 04, 2017	Jan. 03, 2017	Apr. 06, 2016	Sep. 14, 2015	Sep. 12, 2015	Aug. 10, 2015	Oct. 10, 2013	Aug. 11, 2013	Feb. 13, 2017	Jan. 27, 2017	Jan. 24, 2017	Dec. 28, 2016	Oct. 19, 2016	Sep. 16, 2016	Aug. 30, 2016	Aug. 23, 2016	Mar. 18, 2016	Dec. 22, 2015	Nov. 30, 2015	Oct. 22, 2015	Sep. 17, 2015	Jan. 26, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Shares Authorized																																	900,000,000	900,000,000	900,000,000
Common Stock, Par Value																																	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares																																	750,000,000	750,000,000	750,000,000
Preferred stock, par value																																	$ 0.001	$ 0.001	$ 0.001
Series A Convertible Preferred Stock issued																																	50,000,000	50,000,000	50,000,000
Common stock, shares issued																		1,000,000
Common stock, value																																		$ 80,737	$ 214,365
Number of options, shares																																	7,530	7,530
Exercise price																																	$ 0.4875	$ 0.4875
Option, value																																	$ 3,747	$ 3,747
Options entitled to officers																																		2,455	2,504
Options exercise price																																		$ 0.775	$ 0.20
Chief Financial Officer [Member]
Common stock, shares issued																5,000
Common stock, value																$ 5,500
Carla Santilli [Member]
Series A Convertible Preferred Stock issued																																		50,000,000
Common stock, shares issued																																	4,723,077
Common stock, value																	$ 500,000
Equity																	50.00%
Description of convertible preferred stock																	The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Hadronic Technologies Press, Inc [Member]
Series A Convertible Preferred Stock issued																	50,000,000
Description of convertible preferred stock																	The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Non-related parties [Member]
Common stock, shares issued		150,000	120,196		120,000	70,000	150,000	10,000	5,000	3,000	40,000	150,000	22,000	5,000		30,000			10,000	36,000	8,000	30,000	28,000	6,726	18,000	70,000	18,000	56,000	54,667	11,000	108,000
Common stock, value		$ 13,350	$ 8,413		$ 10,000	$ 5,600	$ 22,500	$ 3,000	$ 1,250	$ 690	$ 8,800	$ 31,500	$ 3,300	$ 3,750		$ 33,000			$ 2,100	$ 10,800	$ 2,080	$ 6,900	$ 11,480	$ 1,076	$ 3,600	$ 14,000	$ 2,880	$ 15,680	$ 16,400	$ 3,410	$ 81,000
Restricted common stock, shares issued	8,000,000
Restricted common stock, value	$ 80,000
Non-related parties [Member] | April 1, 2016 [Member]
Common stock, shares issued																																	250,000
Common stock, value																																	$ 37,500
Non-related parties [Member] | April 1, 2016 [Member]
Common stock, shares issued																																		250,000
Common stock, value																																		$ 37,500
Related parties [Member]
Common stock, shares issued				16,530,769
Common stock, value				$ 991,846
Consultants [Member]
Common stock, shares issued																																50,000
Common stock, value																																$ 50,000
President and Chief Operating Officer [Member]
Common stock, shares issued															7,500
Common stock, value															$ 5,625